Revenues (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenue from External Customer [Line Items]
Net Revenues Decrease Amount		¥ 35,602
Net Revenues Decrease Percentage	12.50%	12.50%
Average Sales Price Reduction Percentage	13.50%	13.50%
Net Revenues Decrease Due To Reduction In Average Sales Price		¥ 38,826
Net Revenues Increase Due To Change In Sales Volume		¥ 3,224
Revenues From External Customers Percentage Of Total	100.00%	100.00%	100.00%	100.00%
Net revenues	$ 38,418	¥ 248,862	¥ 284,464	¥ 304,950
Specialty film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customers Percentage Of Total	29.70%	29.70%	28.00%
Sales Decrease Amount			¥ 5,758
Sales Decrease Percentage			7.20%
Net revenues	$ 11,400	¥ 73,851	¥ 79,609
Sales in other countries principally Europe, Asia and North America [Member]
Revenue from External Customer [Line Items]
Revenues From External Customers Percentage Of Total	22.00%	22.00%	15.10%
Net revenues	$ 8,434	¥ 54,636	¥ 43,018	¥ 41,874